Other Current Assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Value-added tax	$ 8,801	$ 6,468
Prepaid expenses	22,035	20,601
Proceeds receivable from Convertible Bonds (see Note 21)	0	3,520
Derivative asset	0	851
Other short-term receivables	1,035	1,509
Total	$ 31,871	$ 32,949